Cat Financial Financing Activities (Details 7) (Finance Receivables, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Contracts	Dec. 31, 2012 Contracts	Dec. 31, 2011 Contracts
Customer
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts)	194	199	125
Pre-TDR Outstanding Recorded Investment	$ 295	$ 284	$ 184
Post-TDR Outstanding Recorded Investment	299	284	184
TDRs which had been modified within twelve months prior to the default date
Number of Contracts	26	67	70
Post-TDR Recorded Investment	7	26	101
Customer | North America
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts)	62	98	71
Pre-TDR Outstanding Recorded Investment	9	15	13
Post-TDR Outstanding Recorded Investment	9	15	13
TDRs which had been modified within twelve months prior to the default date
Number of Contracts	19	49	48
Post-TDR Recorded Investment	4	4	26
Customer | Europe
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts)	51	21	7
Pre-TDR Outstanding Recorded Investment	7	8	44
Post-TDR Outstanding Recorded Investment	7	8	44
TDRs which had been modified within twelve months prior to the default date
Number of Contracts	5	0	1
Post-TDR Recorded Investment	0	0	1
Customer | Asia Pacific
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts)	3	12	0
Pre-TDR Outstanding Recorded Investment	1	3	0
Post-TDR Outstanding Recorded Investment	1	3	0
TDRs which had been modified within twelve months prior to the default date
Number of Contracts	0	2	0
Post-TDR Recorded Investment	0	1	0
Customer | Mining
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts)	45	0	0
Pre-TDR Outstanding Recorded Investment	123	0	0
Post-TDR Outstanding Recorded Investment	123	0	0
TDRs which had been modified within twelve months prior to the default date
Number of Contracts	0	0	0
Post-TDR Recorded Investment	0	0	0
Customer | Latin America
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts)	16	41	12
Pre-TDR Outstanding Recorded Investment	2	5	10
Post-TDR Outstanding Recorded Investment	2	5	10
TDRs which had been modified within twelve months prior to the default date
Number of Contracts	0	0	7
Post-TDR Recorded Investment	0	0	4
Customer | Caterpillar Power Finance
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts)	17	27	35
Pre-TDR Outstanding Recorded Investment	153	253	117
Post-TDR Outstanding Recorded Investment	157	253	117
Additional investments not recorded	25	24	15
Remaining commitments	6
TDRs which had been modified within twelve months prior to the default date
Number of Contracts	2	16	14
Post-TDR Recorded Investment	$ 3	$ 21	$ 70
Dealer
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts)	0	0	0